Earnings (Loss) Per Share - Summary of Earnings (Loss) Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Profit (loss)	€ (28,894)	€ (23,719)	€ 67,259
Weighted average number of ordinary shares for the period (shares)	49,700,223,000	49,673,936,000	44,739,756,000
Basic earnings (loss) per share	€ (0.58)	€ (0.48)	€ 1.51
Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share (in shares)	49,700,223,000	49,673,936,000	55,613,634,000
Diluted earnings (loss) per share	€ (0.58)	€ (0.48)	€ 1.23
Earnings per share [table]
Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share (in shares)	49,700,223,000	49,673,936,000	55,613,634,000
B S A
Earnings per share [table]
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	35,070,000
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	35,070,000
A G A
Earnings per share [table]
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	136,100,000
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	136,100,000
S O
Earnings per share [table]
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	968,881,000
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	968,881,000
OCEANES
Earnings per share [table]
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	10,580,141,000
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	10,580,141,000